Schedule of Wholly-owned and Partially Owned Operating Subsidiaries (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Aya Biosciences, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	(1) Pharmaceutical	[1]		(1) Pharmaceutical	[2]
Jurisdiction	US			US
Attributable interest	100.00%		55.65%	100.00%		55.65%
Anderson Development SB, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Cultivation			Cultivation	[2]
Jurisdiction	US			US
Attributable interest	100.00%			100.00%
Paleo Paw Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	CBD Wellness			CBD Wellness	[2]
Jurisdiction	US			US
Attributable interest	100.00%			100.00%
Payne Distribution, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Distribution			Distribution	[2]
Jurisdiction	US			US
Attributable interest	100.00%			100.00%
LEEF Brands, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Holding Company			Holding Company	[2]
Jurisdiction	Canada			Canada
Attributable interest	100.00%			100.00%
LEEF Holdings, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Holding Company			Holding Company	[2]
Jurisdiction	US			US
Attributable interest	100.00%			100.00%
Preferred Brand LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing			Manufacturing	[2]
Jurisdiction	US			US
Attributable interest	100.00%			100.00%
Seven Zero Seven, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing			Manufacturing	[2]
Jurisdiction	US			US
Attributable interest	100.00%			100.00%
LEEF Management, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Payroll			Payroll	[2]
Jurisdiction	US			US
Attributable interest	100.00%			100.00%
1127466 B.C. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Real Estate			Real Estate	[2]
Jurisdiction	Canada			Canada
Attributable interest	100.00%			100.00%
1200665 B.C. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Real Estate			Real Estate	[2]
Jurisdiction	Canada			Canada
Attributable interest	100.00%			100.00%
SCRCB, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Cultivation			Cultivation	[2]
Jurisdiction	US			US
Attributable interest	100.00%			100.00%
The Leaf at 73740, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Dispensary			Dispensary	[2]
Jurisdiction	US			US
Attributable interest	100.00%			100.00%
Green Cross Nevada LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing			Manufacturing	[2]
Jurisdiction	US			US
Attributable interest	100.00%			100.00%
V6E Holdings, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing			Manufacturing	[2]
Jurisdiction	US			US
Attributable interest	100.00%			100.00%
LEEF Labs NY LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing			Manufacturing	[2]
Jurisdiction	US			US
Attributable interest	100.00%			100.00%
LEEF Labs NJ, LLC, [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing			Manufacturing	[2]
Jurisdiction	US			US
Attributable interest	100.00%			100.00%
Eaton Processing LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing
Jurisdiction	US
Attributable interest	100.00%

[1]	As of September 30, 2025, the Company owned a 100% interest in Aya Biosciences, Inc. As of September 30, 2024, the Company owned a 55.65% interest in Aya Biosciences, Inc.
[2]	As of December 31, 2024, the Company owned a 100% interest in Aya Biosciences, Inc. As of December 31, 2024, the Company owned a 55.65% interest in Aya Biosciences, Inc.